9. NOTES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
NOTES PAYABLE
	December 31,
	2014	2013
Working capital facility - term loan	$128,685	$187,371
Subordinated loan – related party	81,378	92,259
	210,063	279,630
Less - Current Maturities	(118,149)	(41,657)
	$91,914	$237,973

Aggregate Maturity Schedule of Borrowings
Years ending December 31,
2015	$118,149
2016	36,771
2017	36,757
2018	18,386
$210,063